Matthews Asia Innovators Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 97.1%
	Shares	Value

CHINA/HONG KONG: 58.7%
Bilibili, Inc. ADR[b]	1,401,244	$150,017,183
Meituan B Shares[b,c,d]	2,883,800	112,537,977
Wuxi Biologics Cayman, Inc.[b,c,d]	7,992,000	100,785,165
Tencent Holdings, Ltd.	1,198,000	95,609,451
JD.com, Inc. A Shares[b]	2,175,050	91,726,932
Trip.com Group, Ltd. ADR[b]	2,091,656	82,892,327
TAL Education Group ADR[b]	1,516,500	81,663,525
Innovent Biologics, Inc.[b,c,d]	7,195,500	73,589,929
Alibaba Group Holding, Ltd.[b]	2,525,800	71,764,611
XPeng, Inc. ADR[b]	1,463,300	53,425,083
Ping An Insurance Group Co. of China, Ltd. H Shares	3,527,500	42,193,684
China Resources Mixc Lifestyle Services, Ltd.[b,c,d]	5,910,600	35,440,234
Silergy Corp.	419,000	34,559,776
Haidilao International Holding, Ltd.[c,d]	4,537,000	31,117,335
Zai Lab, Ltd. ADR[b]	230,600	30,768,958
Sany Heavy Industry Co., Ltd. A Shares	5,578,374	29,189,779
Kuaishou Technology[b,c,d]	817,200	28,381,935
Yatsen Holding, Ltd. ADR[b]	2,129,400	26,298,090
Yidu Tech, Inc.[b,c,d]	5,587,700	25,515,925
Li Ning Co., Ltd.	3,894,500	25,477,758
Total China/Hong Kong		1,222,955,657

INDIA: 14.3%
HDFC Bank, Ltd.[b]	5,321,582	108,931,416
ICICI Bank, Ltd.[b]	8,222,409	65,774,575
Bajaj Finance, Ltd.	730,309	51,703,244
Reliance Industries, Ltd.	1,404,731	38,624,802
Dabur India, Ltd.	4,535,902	33,587,477
Total India		298,621,514

SOUTH KOREA: 6.2%
Samsung Electronics Co., Ltd.	706,570	51,116,540
LG Household & Health Care, Ltd.	33,493	46,475,846
LG Chem Ltd.	43,735	31,297,759
Total South Korea		128,890,145

SINGAPORE: 5.4%
Sea, Ltd. ADR[b]	503,700	112,440,951
Total Singapore		112,440,951

TAIWAN: 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,789,000	79,793,354
Total Taiwan		79,793,354

	Shares	Value

FRANCE: 2.3%
LVMH Moet Hennessy Louis Vuitton SE	71,949	$48,058,451
Total France		48,058,451

THAILAND: 2.2%
CP ALL Public Co., Ltd.[b]	20,509,000	45,503,572
Total Thailand		45,503,572

INDONESIA: 2.0%
PT Bank Rakyat Indonesia Persero[b]	135,935,900	41,240,820
Total Indonesia		41,240,820

AUSTRALIA: 1.5%
CSL, Ltd.	153,402	31,003,140
Total Australia		31,003,140

VIETNAM: 0.7%
Mobile World Investment Corp.	2,575,516	14,526,487
Total Vietnam		14,526,487

TOTAL INVESTMENTS: 97.1%		2,023,034,091
(Cost $1,650,517,073)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.9%		61,273,804

NET ASSETS: 100.0%		$2,084,307,895

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $407,368,500, which is 19.54% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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